Income tax and social contribution (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Before tax
Income tax and social contribution on adjustments recognized directly in equity
Financial assets at fair value through other comprehensive income	R$ (512,397)	R$ 0	R$ 0
Financial assets recorded as available for sale	0	3,418,567	6,298,103
Exchange differences on translations of foreign operations	113,198	23,010	(194,566)
Other	(154,607)	0	0
Total	(553,806)	3,441,577	6,103,537
Tax (expense)/ benefit
Income tax and social contribution on adjustments recognized directly in equity
Financial assets at fair value through other comprehensive income	215,482	0	0
Financial assets recorded as available for sale	0	(1,231,202)	(2,587,076)
Exchange differences on translations of foreign operations	0	5,992	87,555
Other	61,843	0	0
Total	277,325	(1,225,210)	(2,499,521)
Net of tax
Income tax and social contribution on adjustments recognized directly in equity
Financial assets at fair value through other comprehensive income	(296,915)	0	0
Financial assets recorded as available for sale	0	2,187,365	3,711,027
Exchange differences on translations of foreign operations	113,198	29,002	(107,011)
Other	(92,764)	0	0
Total	R$ (276,481)	R$ 2,216,367	R$ 3,604,016